Lease (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
At beginning of period		¥ 1,773,007	¥ 1,776,102
Additions		70,524	23,531
Fair value adjustment arising from the Business Combination			112,814
Revision of lease terms arising from changes in the non-cancellable period of leases		(34,784)	5,351
Depreciation charge	¥ (5,329)	(156,999)	(144,791)
At end of period	1,773,007	1,651,748	1,773,007
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
At beginning of period		1,773,007	1,776,102
Additions		68,111	23,531
Fair value adjustment arising from the Business Combination			112,814
Revision of lease terms arising from changes in the non-cancellable period of leases		(34,555)	5,351
Depreciation charge		(156,039)	(144,791)
At end of period	¥ 1,773,007	1,650,524	¥ 1,773,007
Medical equipment
Disclosure of quantitative information about right-of-use assets [line items]
Additions		1,897
Revision of lease terms arising from changes in the non-cancellable period of leases		(229)
Depreciation charge		(554)
At end of period		1,114
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Additions		516
Depreciation charge		(406)
At end of period		¥ 110